CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
Accounts receivable, allowance for doubtful accounts	¥ 552,542		¥ 233,213
Prepayments and other current assets, net of allowance for doubtful accounts	5,655,941		6,619,312
Accounts payable	39,895,562	$ 6,260,484	35,597,417
Other taxes payable	1,508,277	236,682	1,293,423
Advances from customers	18,984,340	2,979,057	38,011,992
Amounts due to intercompany	23,790,959	3,733,321	30,258,237
Refund of game points	169,998,682	26,676,504	169,998,682
Warrants			1,854,957
Convertible notes	92,848,377	14,569,936
Interest payable	937,328	147,087
Accrued expenses and other current liabilities	140,199,581	22,000,373	83,570,873
Current portion of operating lease liabilities	4,306,738	675,821	3,787,210
Non-current portion of operating lease liabilities	2,567,342	$ 402,872	2,464,495
Variable Interest Entity, Primary Beneficiary
Accounts payable	9,186,474		5,133,008
Other taxes payable	1,407,802		1,416,209
Advances from customers	18,296,128		15,005,074
Amounts due to intercompany	46,608,736		52,987,306
Refund of game points	169,998,682		169,998,682
Warrants	0		0
Convertible notes	0		0
Interest payable	0		0
Accrued expenses and other current liabilities	35,719,940		62,130,247
Current portion of operating lease liabilities	574,607		18,287
Non-current portion of operating lease liabilities	¥ 370,877		¥ 0
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.01		$ 0.01
Ordinary shares, shares authorized | shares	4,300,000,000	4,300,000,000	4,300,000,000
Ordinary shares, shares issued | shares	677,781,251	677,781,251	247,090,351
Ordinary shares, shares outstanding | shares	677,781,251	677,781,251	247,090,351
Class B ordinary shares
Ordinary shares, par value | $ / shares		$ 0.01		$ 0.01
Ordinary shares, shares authorized | shares	600,000,000	600,000,000	600,000,000
Ordinary shares, shares issued | shares	13,607,334	13,607,334	12,942,011
Ordinary shares, shares outstanding | shares	13,607,334	13,607,334	12,942,011